Condensed Financial Statements of Parent Company Condensed Financial Statements of Parent Company (Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net income	$ 17,260	$ 10,894	$ 289
Stock-based compensation	948	1,082	1,250
Debt prepayment charge	0	140	75
Increase (decrease) in other liabilities	2,947	(1,253)	(11,679)
(Increase) decrease in other assets	(985)	5,782	15,437
Net cash provided by (used in) operating activities	44,540	31,728	47,933
Net cash used by investing activities	(204,323)	(229,585)	(213,085)
Proceeds from common stock options exercised	304	0	0
Proceeds from issuance of common stock under stock purchase plan	(1)	(1)	(1)
Repayment of long-term debt	(25,000)	(8,540)	(5,275)
Tax benefit on exercise of stock options	51	0	0
Cash dividends on preferred stock	(80)	(80)	(80)
Net cash (used in) provided by financing activities	148,197	199,366	187,367
Decrease in cash and cash equivalents	(11,586)	1,509	22,215
Metro Bancorp, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	17,260	10,894	289
Amortization of financing costs	2	29	8
Stock-based compensation	948	1,082	1,250
Debt prepayment charge	0	140	75
Increase (decrease) in other liabilities	(243)	217	(108)
(Increase) decrease in other assets	(11)	2,625	1,990
Equity in undistributed net (income) loss of bank subsidiary	(18,386)	(13,161)	(3,495)
Net cash provided by (used in) operating activities	(430)	1,826	9
Net cash used by investing activities	(1,369)	(1,126)	(5,052)
Proceeds from common stock options exercised	304	0	0
Proceeds from issuance of common stock under stock purchase plan	67	44	3,802
Repayment of long-term debt	0	(8,540)	(5,275)
Tax benefit on exercise of stock options	51	0	0
Cash dividends on preferred stock	(80)	(80)	(80)
Net cash (used in) provided by financing activities	342	(8,576)	(1,553)
Decrease in cash and cash equivalents	(1,457)	(7,876)	(6,596)
Cash and cash equivalents at beginning of the year	11,765	19,641	26,237
Cash and cash equivalents at end of year	10,308	11,765	19,641
Metro Bancorp, Inc. [Member] | Banking Subsidiary [Member]
Condensed Financial Statements, Captions [Line Items]
Investment in bank subsidiary	$ (1,369)	$ (1,126)	$ (5,052)